Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2025 and 2024, are summarized in the following table:

(CAD$ in millions)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$3,123	$—	$—	$3,123	$5,244	$—	$—	$5,244
Marketable and other equity securities	130	—	234	364	118	—	189	307
Debt securities	240	—	—	240	220	—	—	220
Settlement receivables (Note 32(b))	—	2,387	—	2,387	—	1,456	—	1,456
Derivative instruments and embedded derivatives	—	463	—	463	—	168	—	168
	$3,493	$2,850	$234	$6,577	$5,582	$1,624	$189	$7,395

Financial liabilities
Derivative instruments and embedded derivatives	$—	$113	$—	$113	$—	$179	$—	$179
Settlement payables (Note 32(b))	—	144	—	144	—	70	—	70
	$—	$257	$—	$257	$—	$249	$—	$249

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2025 and 2024, are summarized in the following table:

(CAD$ in millions)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$3,123	$—	$—	$3,123	$5,244	$—	$—	$5,244
Marketable and other equity securities	130	—	234	364	118	—	189	307
Debt securities	240	—	—	240	220	—	—	220
Settlement receivables (Note 32(b))	—	2,387	—	2,387	—	1,456	—	1,456
Derivative instruments and embedded derivatives	—	463	—	463	—	168	—	168
	$3,493	$2,850	$234	$6,577	$5,582	$1,624	$189	$7,395

Financial liabilities
Derivative instruments and embedded derivatives	$—	$113	$—	$113	$—	$179	$—	$179
Settlement payables (Note 32(b))	—	144	—	144	—	70	—	70
	$—	$257	$—	$257	$—	$249	$—	$249